RELATED PARTY TRANSACTIONS (Details Textual) (CAD) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction, Amounts of Transaction	2.7	4.3	3.6